Financial Income, Net - Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Financial Income, Net [Abstract]
Foreign currency exchange differences	$ 298	$ (212)		$ (634)	$ (369)
Net realized and unrealized loss on derivative instruments	(30)	(36)		(33)	(655)
Interest income on short-term deposits	702	988		2,253	3,310
Other	(59)	(14)		(81)	(97)
Total financial income , net	$ 911	$ 726	$ 2,189	$ 1,505	$ 2,189